INVENTORY AND SPARE PARTS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
INVENTORY AND SPARE PARTS
Handsets and accessories (including consigned to others $3,496 and $nil)	$ 234,166	$ 165,709
Handsets and accessories, consigned to others	3,496
Spare parts for telecommunication equipment	34,687	26,928
SIM cards and prepaid phone cards	21,879	23,821
Advertising materials	2,011	2,195
Other	27,213	20,918
Total inventory and spare parts	319,956	239,571
Obsolescence expenses	$ 27,825	$ 4,113	$ 3,870